Loss per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option
Loss per share
Antidilutive securities excluded from computation of diluted net loss per share	147,440,685	123,711,905	76,965,197